Consolidated Subsidiaries - Summary of Non-Controlling Interest Prior to Intra-Group Eliminations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets	₩ 2,945,422	₩ 2,735,212	₩ 2,611,740
Non-current assets of subsidiaries	5,833,560	5,680,421	6,080,580
Current liabilities of subsidiaries	(1,984,573)	(1,573,191)	(1,405,456)
Non-current liabilities of subsidiaries	(2,600,698)	(2,800,982)	(3,000,673)
Net assets of subsidiaries	4,193,711	4,041,460	4,286,191
Book value of non-controlling interest	1,447,597	1,419,707	1,454,860
Sales	3,119,878	3,280,495	3,663,857
Profit for the year	354,711	261,366	223,856
Profit for the year attributable to non-controlling interest of subsidiaries	130,270	106,405	37,745
Cash flows from operating activities of subsidiaries	934,881	373,994	386,465
Cash flows from investing activities of subsidiaries	(606,591)	(501,190)	(678,819)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(300,782)	(17,359)	532,524
Dividends to non-controlling interests of subsidiaries	(137,216)	(55,534)	(42,344)
Effect of exchange rate fluctuation of subsidiaries	42,892	7,459	(2,697)
Net increase (decrease) of cash and cash equivalents	₩ (66,816)	₩ (192,630)	₩ 195,129
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets	₩ 1,033,936	₩ 953,211	₩ 861,705
Non-current assets of subsidiaries	641,840	632,169	693,748
Current liabilities of subsidiaries	(341,918)	(313,249)	(316,497)
Non-current liabilities of subsidiaries	(13,561)	(5,348)	(28,205)
Net assets of subsidiaries	1,320,297	1,266,783	1,210,751
Book value of non-controlling interest	646,946	620,723	593,268
Sales	1,534,269	1,523,031	1,425,913
Profit for the year	170,967	161,849	97,881
Profit for the year attributable to non-controlling interest of subsidiaries	83,774	79,306	47,962
Cash flows from operating activities of subsidiaries	538,151	(35,492)	81,419
Cash flows from investing activities of subsidiaries	(379,243)	26,915	27,372
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(63,535)	(36,433)	(33,187)
Dividends to non-controlling interests of subsidiaries	(47,584)	(28,775)	(26,438)
Effect of exchange rate fluctuation of subsidiaries	1,362	(454)	(486)
Net increase (decrease) of cash and cash equivalents	₩ 49,151	₩ (74,239)	₩ 48,680
KEPCO Ilijan Corporation
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets	₩ 58,291	₩ 142,023	₩ 230,031
Non-current assets of subsidiaries	461	688	1,101
Current liabilities of subsidiaries	(280)	(252)	(3,642)
Non-current liabilities of subsidiaries	(335)	(548)	0
Net assets of subsidiaries	58,137	141,911	227,490
Book value of non-controlling interest	28,487	69,536	111,470
Sales	0	0	23,263
Profit for the year	4,549	3,718	16,455
Profit for the year attributable to non-controlling interest of subsidiaries	2,229	1,822	8,063
Cash flows from operating activities of subsidiaries	5,034	1,086	68,475
Cash flows from investing activities of subsidiaries	0	84	22,604
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(64,696)	(93,348)	(9,609)
Dividends to non-controlling interests of subsidiaries	(36,759)	(643)	(8,834)
Effect of exchange rate fluctuation of subsidiaries	12,321	5,135	8,807
Net increase (decrease) of cash and cash equivalents	₩ (84,100)	₩ (87,686)	₩ 81,443
KEPCO Engineering & Construction Company, Inc.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	48.76%	48.76%	33.92%
Current assets	₩ 568,226	₩ 446,900	₩ 372,031
Non-current assets of subsidiaries	377,158	407,804	443,502
Current liabilities of subsidiaries	(359,629)	(249,899)	(243,796)
Non-current liabilities of subsidiaries	(8,281)	(57,497)	(28,323)
Net assets of subsidiaries	577,474	547,308	543,414
Book value of non-controlling interest	281,576	266,867	184,326
Sales	553,363	545,092	505,291
Profit for the year	58,513	32,654	17,954
Profit for the year attributable to non-controlling interest of subsidiaries	28,531	15,922	6,090
Cash flows from operating activities of subsidiaries	46,528	39,985	4,918
Cash flows from investing activities of subsidiaries	(31,761)	(19,345)	18,712
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(11,104)	(6,687)	(7,260)
Dividends to non-controlling interests of subsidiaries	(9,552)	(5,250)	(3,071)
Effect of exchange rate fluctuation of subsidiaries	447	(35)	5
Net increase (decrease) of cash and cash equivalents	(5,442)	8,668	13,304
Others
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets	1,284,969	1,193,078	1,147,973
Non-current assets of subsidiaries	4,814,101	4,639,760	4,942,229
Current liabilities of subsidiaries	(1,282,746)	(1,009,791)	(841,521)
Non-current liabilities of subsidiaries	(2,578,521)	(2,737,589)	(2,944,145)
Net assets of subsidiaries	2,237,803	2,085,458	2,304,536
Book value of non-controlling interest	490,588	462,581	565,796
Sales	1,032,246	1,212,372	1,709,390
Profit for the year	120,682	63,145	91,566
Profit for the year attributable to non-controlling interest of subsidiaries	15,736	9,355	(24,370)
Cash flows from operating activities of subsidiaries	345,168	368,415	231,653
Cash flows from investing activities of subsidiaries	(195,587)	(508,844)	(747,507)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(161,447)	119,109	582,580
Dividends to non-controlling interests of subsidiaries	(43,321)	(20,866)	(4,001)
Effect of exchange rate fluctuation of subsidiaries	28,762	2,813	(11,023)
Net increase (decrease) of cash and cash equivalents	₩ (26,425)	₩ (39,373)	₩ 51,702